Accounts Payable (Tables)	6 Months Ended
Jun. 30, 2024
Accounts Payable
Schedule of accounts payable

	June 30,	December 31,
	2024	2023

	(in US$’000)
Accounts payable	43,398	36,327

Schedule of aging analysis based on the relevant invoice dates

	June 30,	December 31,
	2024	2023

	(in US$’000)
Not later than 3 months	37,817	33,233
Between 3 months to 6 months	3,446	1,058
Between 6 months to 1 year	1,018	941
Later than 1 year	1,117	1,095
	43,398	36,327